UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Arthur D. Charpentier

Address: 520 White Plains Road
         Suite 500
         Tarrytown, New York 10591

13F File Number: 28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arthur D. Charpentier
Title:
Phone: (914) 467-5285

Signature, Place and Date of Signing:


/S/ Arthur D. Charpentier      Tarrytown, New York          April 15, 2003
-------------------------   -------------------------   ----------------------
       [Signature]                [City, State]                 [Date]

Report Type: (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $90,950,616

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE

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                                                              FORM 13F                                            (SEC USE ONLY)
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                                                       Arthur D. Charpentier
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
3/31/2003                                                                                                              Item 8:
                                                                                                                  Voting Authority
                                                                                                                      (shares)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                           Item 2:       Item 3:      Item 4:         Item 5:       Item 6:   Item 7:     (a)     (b)    (c)
Name of Issuer                 Title of Class    CUSIP    Fair Mkt Value    Shares or    Investment  Managers   Sole    Shared  None
                                                Number                    Principal Amt  Discretion    See
                                                                                                     Instr. V
------------------------------------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.     Common       12541W100    7,907,825        257,500        sole               257,500
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Capital One Finiancial Corp.      Common       14040H105    25,235,905       814,850        sole               814,850
------------------------------------------------------------------------------------------------------------------------------------

Cardinal Health                   Common       14149Y108    5,729,000        100,000        sole               100,000
------------------------------------------------------------------------------------------------------------------------------------

Certegy                           Common       156880106    4,905,834        203,900        sole               203,900
------------------------------------------------------------------------------------------------------------------------------------

Equifax Inc.                      Common       294429105    7,834,071        408,450        sole               408,450
------------------------------------------------------------------------------------------------------------------------------------

Global Payments Inc               Common       37940X102    9,494,012        339,800        sole               339,800
------------------------------------------------------------------------------------------------------------------------------------

NDC Health Corporation            Common       639480102   11,630,300        533,500        sole               533,500
------------------------------------------------------------------------------------------------------------------------------------

Charles Schwab Corp.              Common       808513105    7,715,314        976,622        sole               976,622
------------------------------------------------------------------------------------------------------------------------------------

ServiceMaster                     Common       81760N109    6,389,580        654,000        sole               654,000
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State Street Corporation          Common       857477103    4,108,775        111,500        sole               111,500
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

00429.0001 #398553